Annual Total Returns - Fidelity Mid Cap Growth Index Fund [BarChart] - 06.30 Fidelity Growth & Value Cap Index Funds Combo PRO-02 - Fidelity Mid Cap Growth Index Fund	Aug. 28, 2021
Bar Chart Table:
Annual Return, Inception Date	Jul. 11, 2019
Fidelity Mid Cap Growth Index Fund
Bar Chart Table:
Annual Return 2020	34.84%